Capital and reserves	12 Months Ended
Dec. 31, 2024
Miscellaneous equity [abstract]
Capital and reserves	Capital and reserves
(a)Movement in ordinary shares of the Company
Authorized and issued share capital

		2024		2023
	Note	No. of shares		No. of shares
Authorized Class A ordinary shares of $0.0015 each	(i)	30,000,001	$45	30,000,001	$45
Authorized Class B ordinary shares of $0.0015 each	(i)	3,333,333	5	3,333,333	5
		33,333,334	$50	33,333,334	$50
Class A ordinary shares, issued and fully paid:
Balance at January 1		10,624,208	$16	8,484,616	$14
Cancellation and retirement of repurchased shares		—	—	(112,317)	—
Share issued for advisors	(v)	721,106	1	—	—
Share issued for vesting of RSUs		58,558	—	513,345	1
Share issued upon conversion of exchange loan notes		—	—	52,620	—
Share issued for the investment in Insighta		—	—	1,481,481	1
Share issued for the ACT Acquisition		—	—	168,709	—
Adjustment for reverse stock split	(iv)	—	—	35,754	—
Balance at December 31	(ii)	11,403,872	$17	10,624,208	$16
Class B ordinary shares, issued and fully paid:
As of the beginning of the year		1,580,972	$2	647,591	$1
Share issued for vesting of RSUs		0	—	933,380	1
Adjustment for reverse stock split	(iv)	—	—	1	—
Balance at December 31	(iii)	1,580,972	$2	1,580,972	$2
Total share capital			$19		$18
Notes:
(i)The authorized share capital of the Company is $50 divided into 33,333,334 shares with a par value of $0.0001 each (equivalent to $0.0015 each after reverse stock split), of which (i) 30,000,001 shares shall be designated as Class A Ordinary Shares; (ii) 3,333,333 shares shall be designated as convertible Class B Ordinary Shares. The share capital would reflect the par value with the excess recorded as share premium.
(ii)Class A ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iii)Class B ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to twenty vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iv)In November 2023, the Company approved a reverse stock split of issued and unissued ordinary shares at a ratio of 1-for-15. (see note 3)
(v)The Company has issued shares to advisors during December 31, 2024. (see note 30(d))
(b)Nature and purpose of reserves
(i)Capital reserve
The capital reserve represents restricted shares granted to shareholders but are subjected to certain restrictions and portion of the grant date fair value of unexercised share options granted to employees of the Company that has been recognized.
(ii)Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
(iii)Other reserves
The other reserves comprise (i) the fair value of shares to be issued of $5,061 in connection with the ACT Acquisition in 2022, which were issued in January 2023; (ii) the amortized cost of puttable financial instrument in connection with the ACT Acquisition; (iii) the then shareholders of Oxsed Limited exchanged GBP5,865,450 (equivalent to $7,549) into 110,150 ordinary shares in connection with the acquisition of Oxsed Limited; (iv) the remaining balance of the unconverted portion of the exchange loan notes recognized as equity instrument in accordance with the accounting policy adopted for convertible securities; and (v) the change in fair value of liabilities for puttable financial instrument, which had been granted under the shareholders’ agreements to the NCI of ACT.
(iv)Share premium
Under the Companies Law of the Cayman Islands, the funds in the share premium account of the Company are distributable to the shareholders of the Company provided that immediately following the date on which the dividend is proposed to be distributed, the Company will be in a position to pay off its debts as they fall due in the ordinary course of business.
(v)Treasury stock
As at December 31, 2024, the Company holds 139,890 shares (2023: 14,134 shares) in treasury and the aggregate price of the purchased shares is deducted from equity as “Treasury stock” for an amount of $639 (2023: $62). During the year ended December 31, 2024, the Company repurchased 128,938 shares with an average price of $4.5 dollar.
(c)Capital management
The Group’s primary objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, and to support the Group’s stability and growth, by pricing products and services commensurately with the level of risk.
The Group actively and regularly reviews and manages its capital structure to ensure optimal capital structure and shareholders return, taking into consideration the future of the Company and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities.
The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group made no changes to its capital management objectives, policies or processes during the years ended December 31, 2022, 2023 and 2024.
Neither the Company nor any of its subsidiaries are subject to externally imposed capital requirements.